Provisions - Reconciliation of the net present value of the defined benefit obligation (Details) € in Thousands	8 Months Ended
Dec. 31, 2022 EUR (€)
Biotest defined benefit plans
Reconciliation of the net present value of the defined benefit obligation
Ending balance	€ 85,815
Biotest defined benefit pension plans
Reconciliation of the net present value of the defined benefit obligation
Ending balance	76,223
Biotest defined benefit plans, similar obligations
Reconciliation of the net present value of the defined benefit obligation
Ending balance	9,592
Net present value of defined benefit obligation | Biotest defined benefit plans
Reconciliation of the net present value of the defined benefit obligation
Beginning balance	122,880
Current service cost	3,517
Interest expense	816
Expenses recognised in the statement of profit and loss	4,333
Actuarial losses due to experience adjustments	1,294
Actuarial gains due to changes in financial assumptions	(34,754)
Actuarial gains from changes in demographic assumptions	(6)
Revaluation recognised directly in other comprehensive income	(33,466)
Pension benefits paid	(2,256)
Ending balance	€ 91,491